SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Revenues from contracts with customers
Sale of goods and services	$ 73,674,526	$ 98,880,989	$ 142,640,298	$ 182,313,271
Royalties	239,836	248,970	549,133	942,756
Initial recognition and changes in the fair value of biological assets at the point of harvest	131,804	(78,122)	292,344	588,053
Total	73,806,330	98,802,867	142,932,642	182,901,324
Cost of sales	(47,154,348)	(57,260,905)	(85,515,467)	(109,560,851)
Gross profit per segment	$ 26,651,982	$ 41,541,962	$ 57,417,175	$ 73,340,473
% Gross margin	36.00%	42.00%	40.00%	40.00%
Seed and integrated products
Revenues from contracts with customers
Royalties	$ 239,836	$ 248,970	$ 549,133	$ 942,756
Initial recognition and changes in the fair value of biological assets at the point of harvest	131,804	(78,122)	292,344	588,053
Total	18,865,064	23,356,488	29,727,382	42,109,671
Cost of sales	(8,279,415)	(14,386,962)	(12,953,960)	(26,327,893)
Gross profit per segment	$ 10,585,649	$ 8,969,526	$ 16,773,422	$ 15,781,778
% Gross margin	56.00%	38.00%	56.00%	37.00%
Crop protection
Revenues from contracts with customers
Total	$ 41,931,365	$ 46,061,246	$ 72,354,636	$ 85,720,851
Cost of sales	(29,842,324)	(28,027,445)	(45,804,781)	(54,418,119)
Gross profit per segment	$ 12,089,041	$ 18,033,801	$ 26,549,855	$ 31,302,732
% Gross margin	29.00%	39.00%	37.00%	37.00%
Crop nutrition
Revenues from contracts with customers
Total	$ 13,009,901	$ 29,385,133	$ 40,850,624	$ 55,070,802
Cost of sales	(9,032,609)	(14,846,498)	(26,756,726)	(28,814,839)
Gross profit per segment	$ 3,977,292	$ 14,538,635	$ 14,093,898	$ 26,255,963
% Gross margin	31.00%	49.00%	35.00%	48.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services	$ 73,434,690	$ 98,632,019	$ 142,091,165	$ 181,370,515
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services	18,493,424	23,185,640	28,885,905	40,578,862
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services	41,931,365	46,061,246	72,354,636	85,720,851
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services	$ 13,009,901	$ 29,385,133	$ 40,850,624	$ 55,070,802